2ND VOTE FUNDS

2ndVote Life Neutral Plus ETF

2ndVote Society Defended ETF

Supplement dated July 13, 2023 to the 2ndVote Life Neutral Plus ETF’s and 2ndVote Society
Defended ETF’s Prospectus and Statement of Additional Information dated November 1, 2022

This Supplement is to give notice that Robert E. Brooks no longer serves as a portfolio manager to the 2ndVote Life Neutral Plus ETF and 2ndVote Society Defended ETF (the “Funds”). Accordingly, the Funds’ Prospectus and Statement of Additional Information are hereby amended to remove all references to Mr. Brooks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE